Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005448
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	6.08%	8.47%
Without Sales Load [Member] | C000005449
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%	5.81%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	7.18%	8.81%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	7.18%	8.81%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%